Results for the year - Income taxes and deferred income taxes - Income Taxes Expensed (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Current tax on profit for the year	kr 11,275	kr 10,469	kr 10,562
Deferred tax on profit for the year	(1,559)	(1,007)	182
Tax on profit for the year	9,716	9,462	10,744
Current tax adjustments recognised for prior years	(191)	(522)	(425)
Deferred tax adjustments recognised for prior years	77	47	231
Income taxes in the income statement	9,602	8,987	10,550
Tax on other comprehensive income for the year, (income)/expense	kr 231	kr (755)	kr 1,041